Parent Only Financial Information (Details) - Schedule of Condensed Statements of Loss and Comprehensive Loss - Parent Company [Member]	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Operating expenses
General and administrative expenses	$ (77,088)	$ (9,869)	$ (42,000)	$ (29,999)
Total operating expenses	(77,088)	(9,869)	(42,000)	(29,999)
Loss before income taxes	(77,088)	(9,869)	(42,000)	(29,999)
Income taxes
Net loss	$ (77,088)	$ (9,869)	$ (42,000)	$ (29,999)